UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2016

Date of reporting period:  June 30, 2016

Item 1. Schedule of Investments.

Schedule of Investments June 30, 2016 (Unaudited)

Cove Street Capital Small Cap Value Fund

	Shares	Value
COMMON STOCKS - 78.6%
Consumer Discretionary - 21.4%
Belmond, Class A *	238,200	$2,358,180
Carrols Restaurant Group *	210,200	2,501,380
Cherokee *	203,106	2,256,508
E.W. Scripps, Class A *	135,700	2,149,488
Entravision Communications, Class A	31,761	213,434
EVINE Live *	467,074	770,672
Golden Entertainment *	55,750	651,717
Liberty Global, Class A *	99,706	3,216,515
Liberty Media Group, Class A *	186,500	3,569,610
SeaWorld Entertainment	153,020	2,192,777
Tupperware Brands	44,000	2,476,320
		22,356,601
Energy - 0.9%
Carbon Natural Gas * (a)	550,000	137,500
WPX Energy *	80,400	748,524
		886,024
Financial Services - 9.1%
Baldwin & Lyons, Class B	78,310	1,931,124
Dundee, Class A *	182,520	1,073,218
Equity Commonwealth - REIT *	78,800	2,295,444
Forestar Group *	140,000	1,664,600
Hallmark Financial Services *	219,668	2,545,952
		9,510,338
Health Care - 2.6%
Halyard Health *	84,800	2,757,696
Materials & Processing - 12.4%
American Vanguard	136,500	2,062,515
FMC	122,100	5,654,451
UFP Technologies *	47,650	1,074,031
USG *	154,000	4,151,840
		12,942,837
Producer Durables - 16.7%
Colfax *	75,600	2,000,376
CSW Industrials *	58,000	1,891,380
Franklin Electric	40,900	1,351,745
GP Strategies *	155,100	3,364,119
Heritage-Crystal Clean *	200,000	2,442,000
Raven Industries	52,106	986,888
Wesco Aircraft Holdings *	204,100	2,739,022
Zebra Technologies, Class A *	52,000	2,605,200
		17,380,730
Technology - 15.5%
Avid Technology *	427,000	2,480,870
Great Elm Capital Group *	61,500	405,285
Millicom International Cellular	41,900	2,559,671
Novanta *	120,400	1,824,060
VeriFone Systems *	187,100	3,468,834
ViaSat *	73,200	5,226,480
Westell Technologies, Class A *	350,000	245,000
		16,210,200
TOTAL COMMON STOCKS
(Cost $79,937,406)		82,044,426

SHORT-TERM INVESTMENT - 21.9%
Fidelity Institutional Government Portfolio, Institutional Class, 0.26% ^	22,834,653	22,834,653
(Cost $22,834,653)

Total Investments - 100.5%
(Cost $102,772,059)		104,879,079
Other Assets and Liabilities, Net - (0.5)%		(528,957)
Total Net Assets - 100.0%		$104,350,122

*	Non-income producing security
(a)
Illiquid Security - A security is consdered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of June 30, 2016, the fair value of this investment was $137,500 or 0.1% of total net assets.  Information concerning the illiquid security is as follows:

Security	Shares	Dates Acquired	Cost Basis
Carbon Natural Gas	550,000	02/2012	$195,250

^	The rate shown is the annualized seven day effective yield as of June 30, 2016.
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes of valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similiar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similiar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securitites as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$81,906,926	$137,500	-	$82,044,426
Short-Term Investment	22,834,653	-	-	22,834,653
Total Investments	$104,741,579	$137,500	-	$104,879,079

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2016, the Fund recognized no transfers to/from any levels. The Fund did not invest in any Level 3 investments during the period

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cove Street Capital Small Cap Value Fund

Cost of investments	$102,772,059
Gross unrealized appreciation	5,651,748
Gross unrealized depreciation	(3,544,728)
Net unrealized appreciation	$2,107,020

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
         James R. Arnold, President

Date August 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ James R. Arnold
         James R. Arnold, President

Date August 5, 2016

By (Signature and Title)  /s/ Brian R. Wiedmeyer
    Brian R. Wiedmeyer, Treasurer

Date August 5, 2016